Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	6.25%
Face Value	€ 920,000	€ 920,000
Carrying Amount	€ 328,236	556,386
Bankia SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 400,000	400,000
Carrying Amount	€ 136,379	236,243
Targobank SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.87%
Year of maturity	2025
Face Value	€ 100,000	100,000
Carrying Amount	€ 38,322	63,317
Banco de Sabadell SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 250,000	250,000
Carrying Amount	€ 85,004	149,366
Liberbank [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.55%
Year of maturity	2025
Face Value	€ 170,000	170,000
Carrying Amount	€ 68,532	€ 107,460